Fair Value of Financial Instruments not carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]

Estimated fair value of financial instruments not carried at fair value on the balance sheet1

	Dec 31, 2017
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	225,655	225,655	225,655	0	0
Interbank balances (w/o central banks)	9,265	9,265	76	9,189	0
Central bank funds sold and securities purchased under resale agreements	9,971	9,973	0	9,973	0
Securities borrowed	16,732	16,732	0	16,732	0
Loans	401,699	403,842	0	24,643 [2]	379,199 [2]
Securities held to maturity	3,170	3,238	3,238	0	0
Other financial assets	88,936	88,939	0	88,939	0
Financial liabilities:
Deposits	580,812	580,945	2,108	578,837	(0)
Central bank funds purchased and securities sold under repurchase agreements	18,105	18,103	0	18,103	0
Securities loaned	6,688	6,688	0	6,688	0
Other short-term borrowings	18,411	18,412	0	18,412	0
Other financial liabilities	117,366	117,366	1,875	115,491	0
Long-term debt	159,715	161,829	0	152,838	8,991
Trust preferred securities	5,491	5,920	0	5,920	0

	Dec 31, 2016
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	181,364	181,364	181,364	0	0
Interbank balances (w/o central banks)	11,606	11,606	58	11,548	0
Central bank funds sold and securities purchased under resale agreements	16,287	16,287	0	16,287	0
Securities borrowed	20,081	20,081	0	20,081	0
Loans	408,909	407,834	0	28,703	379,132
Securities held to maturity	3,206	3,305	3,305	0	0
Other financial assets	112,479	112,468	0	112,468	0
Financial liabilities:
Deposits	550,204	550,402	2,232	548,170	0
Central bank funds purchased and securities sold under repurchase agreements	25,740	25,739	0	25,739	0
Securities loaned	3,598	3,598	0	3,598	0
Other short-term borrowings	17,295	17,289	0	17,268	21
Other financial liabilities	135,273	135,273	1,282	133,991	0
Long-term debt	172,316	171,178	0	161,976	9,201
Trust preferred securities	6,373	6,519	0	6,263	257

[1]Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in
Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

[2]Finance supply chain loan portfolio of € 9.2 billion was reclassified from ‘Valuation technique unobservable parameters (Level 3)’ to ‘Valuation technique observable parameters (Level 2)’ following a valuation review in fourth quarter 2017.